SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Number of operating segments	1
Number of reportable segments	1
Additions other than through business combinations, property, plant and equipment	$ 382	$ 237
Intangible assets acquired	91	94
Right-of-use assets	121	75
Intangible Assets Other Than Licenses
Disclosure of operating segments [line items]
Intangible assets acquired	91	94
License
Disclosure of operating segments [line items]
Intangible assets acquired	$ 1	$ 35